UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23014

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

SEMIANNUAL REPORT February 28, 2021

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2020 through February 28, 2021 as provided by the fund’s primary portfolio managers, Kevin Cronk, Chris Barris and Hiram Hamilton of Alcentra NY, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. produced a total return of 12.56% on a net-asset-value basis and 14.88% on a market price basis.1 Over the same period, the fund provided income dividends of $0.30 per share in the aggregate, which reflects an annualized distribution rate of 6.67%.2

Global credit instruments produced mixed results over the period. Results varied widely depending upon credit rating, spread sector and maturity profile. Interest rates rose the last several months of the period, and investors became wary of rising inflation amid a broader economic reopening due to increasing COVID-19 vaccination rates. The fund produced a positive total return, attributable in part to its positions in global structured credit and global high yield bonds. The fund’s holdings produced competitive levels of current income during the period.

The Fund’s Investment Approach

The fund’s investment objectives are to seek high current income and to return at least $9.835 per Common Share to holders of record of Common Shares on or about December 1, 2024 (subject to certain extensions). The fund will normally invest primarily in credit instruments and other investments with similar economic characteristics. Such credit instruments include: first lien secured, floating-rate loans, as well as investments in participations and assignments of such loans; second lien, senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans; corporate debt obligations other than loans; and structured products, including collateralized bond, loan and other debt obligations, structured notes and credit-linked notes.

Principal investment strategies include:

• Senior Secured Loans and Other Loans

• Corporate Debt

• Special Situations

• Structured Credit

Interest Rate Changes Drive Market Activity

Risk assets rallied early in the period on continued support from central bank and governmental activity intended to counteract the economic effects of widespread COVID-19 lockdowns and business closures. Investor sentiment also improved as COVID-19 infection rates fell during the summer and early fall, and lockdown measures eased, allowing economic activity to pick up in some parts of the world. Emerging market sovereign debt and some high yield debt recovered from March lows. Spreads generally continued to tighten until the late fall, when concerns about rising infection rates and economic closures sparked renewed spread widening.

However, the tide turned in November, when news of potential viable COVID-19 vaccines surfaced. Investor sentiment lifted, and a strong risk-on rally began, particularly in areas of the market that were most affected by the pandemic, such as travel and leisure names, and low-quality and distressed debt. In January, the U.S. Treasury yield curve steepened as rates on intermediate-

and long-dated debt increased. In February, the yield curve continued its steepening trend as investors anticipated economic reopening and concerns surfaced about potential increases in inflation. Securities offering a hedge against inflation rallied, while long-dated Treasuries underperformed the broader market. High yield securities generally offered strong returns for the period, while some other higher- quality spread sectors ended up posting negative performance during the six months due to the rising rate environment in January and February.

Constructing a Diversified, Income-Oriented Portfolio

Over the period, the portfolio’s global structured credit and global high yield allocations contributed positively to returns. Among credits issued by European entities, some of the highest income-producing instruments within the structured credit and high yield asset classes produced the strongest returns for the six month period. Within the structured credit sleeve, collateralized loan obligations (CLOs) responded to the risk-on environment and rallied during the period, contributing positively to returns. Global high yield positions also appreciated significantly during the period. Floating-rate bonds also trended upward, although they trailed CLOs and high yield debt. Among floating-rate instruments, the higher-yielding credits also outperformed in the risk-on environment. The fund’s special situations allocation, which provides a source of idiosyncratic risk, was also accretive during the six months.

The fund’s performance was constrained by its reduced exposure to many COVID-sensitive sectors of the market, including issuers such as movie theaters, casinos and airlines. Given increased access to vaccines, investor anticipation of economic reopening helped fuel a rotation into areas of the market that had been previously affected by COVID-related restrictions. Many of these areas rallied during the six months.

Constructively Positioned for a Changing Environment

The fund is positioned in line with our sanguine outlook on structured credit. We think the technicals for the market should bode well for existing positions within the portfolio. The fund is tilted towards more floating-rate as opposed to fixed-rate paper, which we think is appealing in today’s environment as investors look for a hedge in a potentially rising-rate environment. It is our opinion that demand is increasing for floating-rate debt given the recent steepening of the yield curve. We are sanguine on credit given improving fundamentals coming off the March 2020 trough. We believe default rates across U.S. and European markets should continue to decline relative to what occurred in 2020.

March 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Collateralized Loan Obligations ("CLOs") and other types of Collateralized debt obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The Senior Secured Loans in which the fund invests typically will be below-investment-grade quality. Although, in contrast to other below-investment-grade instruments, Senior Secured Loans hold senior positions in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower, the risks associated with Senior Secured Loans are similar to the risks of below-investment-grade instruments. Although the Senior Secured Loans in which the fund will invest will be secured by collateral, there can be no assurance that such collateral can be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. Additionally, if a borrower under a Senior Secured Loan defaults, becomes insolvent or goes into bankruptcy, the fund may recover only a fraction of what is owed on the

Senior Secured Loan or nothing at all. In general, the secondary trading market for Senior Secured Loans is not fully developed. Illiquidity and adverse market conditions may mean that the fund may not be able to sell certain Senior Secured Loans quickly or at a fair price.

Subordinated Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. Subordinated Loans are subject to the additional risk that the cash flow of the borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated, unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

The use of leverage magnifies the fund’s investment, market and certain other risks. For derivatives with a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

STATEMENT OF INVESTMENTS

February 28, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9%
Advertising - 1.1%
Advantage Sales & Marketing, Sr. Scd. Notes	6.50	11/15/2028	215,000	[c]	220,778
Clear Channel International, Sr. Scd. Notes	6.63	8/1/2025	365,000	[c]	385,531
Outfront Media Capital, Sr. Unscd. Notes	4.25	1/15/2029	330,000	[c]	321,338
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	560,000	[c]	600,950
				1,528,597
Aerospace & Defense - .7%
TransDigm, Gtd. Notes	5.50	11/15/2027	550,000		565,840
TransDigm, Gtd. Notes	6.50	5/15/2025	375,000		382,875
				948,715
Airlines - .7%
American Airlines, Sr. Scd. Notes	11.75	7/15/2025	475,000	[c]	566,438
American Airlines Group, Gtd. Notes	3.75	3/1/2025	305,000	[c]	259,805
Hawaiian Brand Intellectual Property, Sr. Scd. Notes	5.75	1/20/2026	188,000	[c]	197,436
				1,023,679
Automobiles & Components - 2.4%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	485,000		500,205
Clarios Global, Gtd. Notes	8.50	5/15/2027	680,000	[c]	734,842
Dealer Tire, Sr. Unscd. Notes	8.00	2/1/2028	775,000	[c]	831,187
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	135,000		142,847
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	195,000		218,156
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	480,000		581,309
Real Hero Merger Sub 2, Sr. Unscd. Notes	6.25	2/1/2029	350,000	[c]	360,938
				3,369,484
Building Materials - 1.5%
Cornerstone Building Brands, Gtd. Notes	6.13	1/15/2029	60,000	[c]	61,613
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	740,000	[c]	769,141
CP Atlas Buyer, Sr. Unscd. Notes	7.00	12/1/2028	575,000	[c]	598,359
Griffon, Gtd. Notes	5.75	3/1/2028	395,000		415,244
U.S. Concrete, Gtd. Notes	5.13	3/1/2029	295,000	[c]	304,403
				2,148,760
Chemicals - 3.1%
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	450,000	[c]	458,719
CVR Partners, Scd. Notes	9.25	6/15/2023	960,000	[c]	975,946

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9% (continued)
Chemicals - 3.1% (continued)
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	770,000	[c]	837,856
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	222,000	[c]	225,053
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	665,000	[c,d]	775,793
Venator Finance, Gtd. Notes		5.75	7/15/2025	495,000	[c]	487,575
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	545,000	[c]	618,575
					4,379,517
Collateralized Loan Obligations Debt - 31.1%
Ares European VIII CLO, Ser. 8A, Cl. ER, 3 Month EURIBOR +6.32% @ Floor	EUR	6.32	4/17/2032	1,500,000	[c,d]	1,800,532
Avoca XVII CLO, Ser. 17A, Cl. ER, 3 Month EURIBOR +6.38% @ Floor	EUR	6.38	10/15/2032	950,000	[c,d]	1,144,120
Battalion VII CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		6.53	7/17/2028	375,000	[c,d]	373,580
BlueMountain XXIV CLO, Ser. 2019-24A, Cl. E, 3 Month LIBOR +6.76%		6.98	4/20/2031	700,000	[c,d]	695,421
Cairn III CLO, Ser. 2013-3A, Cl. F, 6 Month EURIBOR +6.60% @ Floor	EUR	6.60	10/20/2028	3,000,000	[c,d]	3,602,844
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1A, Cl. FR, 3 Month EURIBOR +6.61% @ Floor	EUR	6.61	7/15/2031	3,000,000	[c,d]	3,364,685
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44% @ Floor	EUR	6.44	7/15/2030	2,000,000	[c,d]	2,244,554
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A, Cl. E, 3 Month EURIBOR +7.75% @ Floor	EUR	7.75	1/18/2030	2,000,000	[c,d]	2,413,996
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.22	4/18/2031	1,000,000	[c,d]	967,025
Crosthwaite Park CLO, Ser. 1A, Cl. D, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	3/15/2032	2,000,000	[c,d]	2,435,089
Dryden 36 Senior Loan Fund CLO, Ser. 2017-49A, Cl. E, 3 Month LIBOR +6.30%		6.52	7/18/2030	1,350,000	[c,d]	1,342,297
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	500,000	[c,d]	602,357
Dryden 69 Euro CLO, Ser. 2019-69X, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	500,000	[d]	602,357
Euro-Galaxy IV CLO, Ser. 2015-4A, Cl. FR, 3 Month EURIBOR +6.85% @ Floor	EUR	6.85	7/30/2030	2,000,000	[c,d]	2,306,711

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9% (continued)
Collateralized Loan Obligations Debt - 31.1% (continued)
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. E, 3 Month EURIBOR +6.16% @ Floor	EUR	6.16	4/25/2032	1,000,000	[c,d]	1,201,248
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.22	10/20/2031	800,000	[c,d]	775,159
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.74	4/15/2029	765,000	[c,d]	748,980
Marble Point XII CLO , Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		6.22	7/16/2031	750,000	[c,d]	660,952
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		6.75	10/17/2030	1,000,000	[c,d]	985,228
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.27	4/17/2031	2,000,000	[c,d]	1,819,298
OZLM XIII CLO, Ser. 2015-13A, Cl. D, 3 Month LIBOR +5.45%		5.66	7/30/2027	2,250,000	[c,d]	2,050,488
OZLME III CLO, Ser. 3A, Cl. F, 3 Month EURIBOR +6.45% @ Floor	EUR	6.45	8/24/2030	1,000,000	[c,d]	1,099,428
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		6.03	5/20/2031	375,000	[c,d]	368,910
Rockford Tower Europe CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	1/20/2033	1,000,000	[c,d]	1,203,081
St. Paul's V CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60% @ Floor	EUR	6.60	8/20/2030	4,000,000	[c,d]	4,478,558
Venture 41 CLO, Ser. 2021-41A, Cl. E, 3 Month LIBOR +7.71%		7.91	1/20/2034	1,000,000	[c,d]	990,242
Vibrant III CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		6.57	10/20/2031	1,000,000	[c,d]	925,395
Wellfleet X CLO, Ser. 2019-XA, CI. D, 3 Month LIBOR +7.03%		7.25	4/20/2032	1,776,000	[c,d]	1,769,276
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.23	10/22/2029	570,000	[c,d]	567,814
					43,539,625
Collateralized Loan Obligations Equity - 2.8%
Dryden 36 Senior Loan Fund CLO, Ser. 2014-36A, Cl. SUB		11.34	4/15/2029	2,450,931	[c,e]	1,268,168
Dryden 36 Senior Loan Fund CLO, Ser. 2014-36A, Cl. SUBR		12.17	4/15/2029	484,569	[c,e]	250,727
KVK CLO, Ser. 2018-1A, Cl. SUB1		0.00	5/20/2029	4,000,000	[c,e]	732,800
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,e]	1,608,963
					3,860,658
Commercial & Professional Services - 3.1%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	480,000	[c]	478,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9% (continued)
Commercial & Professional Services - 3.1% (continued)
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	140,000	[c]	148,439
APX Group, Sr. Scd. Notes		6.75	2/15/2027	450,000	[c]	479,813
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,000,000		1,181,478
Nielsen Finance, Gtd. Notes		5.88	10/1/2030	140,000	[c]	151,638
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	470,000	[c]	487,550
Sabre GLBL, Sr. Scd. Notes		7.38	9/1/2025	160,000	[c]	173,474
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	390,000	[c]	352,950
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	510,000	[c]	634,882
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	180,000	[c]	193,636
					4,282,804
Consumer Discretionary - 4.3%
Allen Media, Gtd. Notes		10.50	2/15/2028	875,000	[c]	922,989
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	365,000	[c]	391,773
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	25,000	[c]	25,904
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	790,000	[c]	939,592
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	440,000	[c]	480,042
Carnival, Sr. Scd. Bonds	EUR	10.13	2/1/2026	250,000	[c]	352,540
Carnival, Sr. Unscd. Bonds	EUR	7.63	3/1/2026	300,000	[c]	388,045
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	275,000	[c]	279,510
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	880,000	[c]	896,183
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	655,000	[c]	670,203
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	270,000		256,331
Scientific Games International, Gtd. Notes		7.25	11/15/2029	60,000	[c]	65,351
Scientific Games International, Gtd. Notes		8.63	7/1/2025	230,000	[c]	247,970
Station Casinos, Gtd. Notes		4.50	2/15/2028	110,000	[c]	109,794
					6,026,227
Diversified Financials - 3.1%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	211,700		301,535
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	240,000	[c]	251,928
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	150,000	[c]	215,878
Encore Capital Group, Sr. Scd. Bonds, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	1/15/2028	320,000	[c,d]	391,216
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,005,000	[c]	1,013,899

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9% (continued)
Diversified Financials - 3.1% (continued)
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	235,000	[c]	337,442
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	260,000	[c]	322,950
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	285,000		300,191
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	28,000	[c]	28,599
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	435,000	[c]	447,778
Navient, Sr. Unscd. Notes		5.88	10/25/2024	255,000		269,025
Navient, Sr. Unscd. Notes		7.25	9/25/2023	465,000		505,397
					4,385,838
Electronic Components - .3%
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	380,000	[c]	422,809
Energy - 8.1%
Antero Midstream Partners, Gtd. Notes		5.38	9/15/2024	315,000		318,150
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	180,000	[c]	181,013
Antero Midstream Partners, Gtd. Notes		7.88	5/15/2026	145,000	[c]	158,050
Antero Resources, Gtd. Notes		5.63	6/1/2023	90,000		90,221
Antero Resources, Gtd. Notes		7.63	2/1/2029	251,000	[c]	268,099
Antero Resources, Gtd. Notes		8.38	7/15/2026	103,000	[c]	112,849
Apache, Sr. Unscd. Notes		5.10	9/1/2040	210,000		214,663
Archrock Partners, Gtd. Notes		6.25	4/1/2028	125,000	[c]	130,469
Blue Racer Midstream, Sr. Unscd. Notes		7.63	12/15/2025	455,000	[c]	490,074
Centennial Resource Production, Gtd. Notes		6.88	4/1/2027	165,000	[c]	148,809
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	35,000	[c]	34,759
Crestwood Midstream Partners, Gtd. Notes		6.00	2/1/2029	735,000	[c]	728,572
CrownRock, Sr. Unscd. Notes		5.63	10/15/2025	740,000	[c]	748,787
CVR Energy, Gtd. Bonds		5.25	2/15/2025	255,000	[c]	252,068
CVR Energy, Gtd. Bonds		5.75	2/15/2028	180,000	[c]	178,688
DCP Midstream Operating, Gtd. Notes		5.63	7/15/2027	225,000		243,727
Double Eagle Finance, Sr. Unscd. Notes		7.75	12/15/2025	275,000	[c]	293,391
Endeavor Energy Resources, Sr. Unscd. Notes		6.63	7/15/2025	57,000	[c]	60,000
EnLink Midstream, Gtd. Notes		5.63	1/15/2028	26,000	[c]	26,276
EQM Midstream Partners, Sr. Unscd. Notes		5.50	7/15/2028	130,000		134,177

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9% (continued)
Energy - 8.1% (continued)
EQM Midstream Partners, Sr. Unscd. Notes		6.00	7/1/2025	195,000	[c]	206,253
EQM Midstream Partners, Sr. Unscd. Notes		6.50	7/1/2027	160,000	[c]	171,860
EQT, Sr. Unscd. Notes		7.63	2/1/2025	125,000		145,577
Genesis Energy, Gtd. Bonds		5.63	6/15/2024	1,110,000		1,089,881
Genesis Energy, Gtd. Notes		8.00	1/15/2027	360,000		366,075
Indigo Natural Resources, Sr. Unscd. Notes		5.38	2/1/2029	245,000	[c]	244,388
Laredo Petroleum, Gtd. Notes		9.50	1/15/2025	170,000		161,820
Occidental Petroleum, Sr. Unscd. Notes		6.13	1/1/2031	145,000		162,266
Occidental Petroleum, Sr. Unscd. Notes		6.38	9/1/2028	121,000		134,537
Occidental Petroleum, Sr. Unscd. Notes		6.45	9/15/2036	175,000		199,763
Occidental Petroleum, Sr. Unscd. Notes		6.95	7/1/2024	155,000		171,275
Occidental Petroleum, Sr. Unscd. Notes		7.50	5/1/2031	360,000		423,900
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	565,000		722,991
Ovintiv, Gtd. Notes		6.63	8/15/2037	90,000		111,471
PBF Holding, Sr. Scd. Notes		9.25	5/15/2025	217,000	[c]	211,819
PDC Energy, Gtd. Notes		6.13	9/15/2024	350,000		358,255
Precision Drilling, Gtd. Notes		7.75	12/15/2023	600,000		604,245
Southwestern Energy, Gtd. Notes		6.45	1/23/2025	330,000		347,119
Southwestern Energy, Gtd. Notes		7.50	4/1/2026	125,000		131,778
Southwestern Energy, Gtd. Notes		8.38	9/15/2028	125,000		138,438
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	460,000		483,777
					11,400,330
Environmental Control - .3%
Harsco, Gtd. Notes		5.75	7/31/2027	425,000	[c]	443,859
Food Products - .3%
United Natural Foods, Gtd. Notes		6.75	10/15/2028	360,000	[c]	377,550
Forest Products & Paper - .3%
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	11/30/2024	300,000	[d]	362,751
Health Care - 3.6%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	350,000	[c]	330,750
Bausch Health, Gtd. Notes		5.25	1/30/2030	125,000	[c]	127,228
Bausch Health, Gtd. Notes		6.25	2/15/2029	395,000	[c]	421,520
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	470,000	[c]	479,988

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9% (continued)
Health Care - 3.6% (continued)
Community Health Systems, Scd. Notes		6.88	4/15/2029	220,000	[c]	226,094
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	725,000	[c]	763,789
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	145,000	[c]	178,267
LifePoint Health, Gtd. Notes		5.38	1/15/2029	120,000	[c]	120,750
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	290,000		356,005
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	552,000	[c]	604,095
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	235,000	[c]	251,744
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	260,000	[c]	289,743
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	330,000	[c]	347,804
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	290,000	[c]	315,263
U.S. Renal Care, Sr. Unscd. Notes		10.63	7/15/2027	145,000	[c]	159,047
					4,972,087
Industrial - 2.1%
Bombardier, Sr. Unscd. Notes		6.00	10/15/2022	360,000	[c]	353,612
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	165,000	[c]	155,100
Bombardier, Sr. Unscd. Notes		7.88	4/15/2027	75,000	[c]	67,442
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	560,000	[c]	561,400
Brundage-Bone Concrete Pumping Holdings, Scd. Notes		6.00	2/1/2026	90,000	[c]	93,297
Gates Global, Gtd. Notes		6.25	1/15/2026	720,000	[c]	757,886
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	525,000	[c]	571,922
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	400,000	[c]	413,000
					2,973,659
Information Technology - .8%
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	140,000	[c]	180,379
Rackspace Technology Global, Gtd. Notes		5.38	12/1/2028	230,000	[c]	237,705
The Dun & Bradstreet, Gtd. Notes		10.25	2/15/2027	384,000	[c]	430,489
Veritas Bermuda, Sr. Unscd. Notes		10.50	2/1/2024	200,000	[c]	202,294
					1,050,867
Insurance - 1.4%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	565,000	[c]	604,443
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	5,000	[c]	5,031
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	675,000	[c]	722,250
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	640,000	[c]	667,549
					1,999,273
Internet Software & Services - .6%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	580,000	[c]	563,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9% (continued)
Internet Software & Services - .6% (continued)
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	230,000	[c]	232,013
					795,338
Materials - 2.3%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	365,000	[c]	386,444
Graham Packaging, Gtd. Notes		7.13	8/15/2028	490,000	[c]	530,628
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	350,000	[c]	391,449
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	220,000	[c]	227,700
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,420,000	[c]	1,404,930
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	235,000	[c]	252,455
					3,193,606
Media - 2.4%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	750,000	[c]	874,226
DISH DBS, Gtd. Notes		5.88	11/15/2024	510,000		534,414
DISH DBS, Gtd. Notes		7.38	7/1/2028	325,000		341,047
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	468,000	[c]	492,277
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	180,000	[c]	187,785
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	230,000	[c]	233,594
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	424,744	[c]	526,679
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	150,000	[c]	157,158
					3,347,180
Metals & Mining - .8%
Arconic, Scd. Notes		6.13	2/15/2028	175,000	[c]	185,011
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	53,000	[c]	53,762
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	101,000	[c]	109,101
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	710,000	[c]	740,526
					1,088,400
Real Estate - .8%
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	880,000	[c]	876,150
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	250,000	[c]	260,938
					1,137,088
Retailing - 3.2%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	395,000	[c]	402,653
Golden Nugget, Sr. Unscd. Notes		6.75	10/15/2024	155,000	[c]	157,810
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	415,000	[c]	421,312
Macy's, Sr. Scd. Notes		8.38	6/15/2025	535,000	[c]	591,945
Park River Holdings, Gtd. Notes		5.63	2/1/2029	470,000	[c]	461,340
Staples, Sr. Scd. Notes		7.50	4/15/2026	575,000	[c]	577,127

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 87.9% (continued)
Retailing - 3.2% (continued)
Staples, Sr. Unscd. Notes		10.75	4/15/2027	145,000	[c]	138,656
The Very Group Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	570,000	[c]	809,954
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	550,000	[c]	585,929
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	345,000	[c]	364,624
					4,511,350
Technology Hardware & Equipment - 1.3%
Austin Bidco, Sr. Unscd. Notes		7.13	12/15/2028	225,000	[c]	231,328
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	495,000	[c]	631,354
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	355,000	[c]	378,792
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	270,000		275,738
Everi Payments, Gtd. Notes		7.50	12/15/2025	250,000	[c]	260,286
					1,777,498
Telecommunication Services - 4.6%
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	270,000	[c]	355,907
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	780,000	[c]	878,417
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	505,000	[c]	538,772
CommScope, Gtd. Notes		7.13	7/1/2028	225,000	[c]	236,266
CommScope, Gtd. Notes		8.25	3/1/2027	770,000	[c]	812,346
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	665,000	[c]	690,353
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	860,000	[c]	893,970
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	365,000		434,350
Intrado, Gtd. Notes		8.50	10/15/2025	490,000	[c]	487,244
Lumen Technologies, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	485,000		548,748
Plantronics, Gtd. Notes		4.75	3/1/2029	180,000	[c]	180,000
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	165,000	[c]	168,506
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	230,000	[c]	245,972
					6,470,851
Utilities - .8%
Pike, Gtd. Notes		5.50	9/1/2028	395,000	[c]	411,788
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		717,180
					1,128,968
Total Bonds and Notes (cost $117,453,404)				122,947,368

Floating Rate Loan Interests - 49.8%
Advertising - 1.5%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		4.00	12/4/2024	565,098	[d]	565,541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Advertising - 1.5% (continued)
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	70,822	[d]	71,531
Advantage Sales & Marketing, First Lien Initial Term Loan, 3 Month LIBOR +5.25%		5.47	10/28/2027	422,574	[d]	425,857
Clear Channel Outdoor Holdings, Term Loan B, 2-3 Month LIBOR +3.50%		3.69	8/21/2026	234,881	[d]	229,075
Polyconcept North America Holdings, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	285,557	[d]	276,276
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	148,950	[d]	149,509
Red Ventures, Term Loan B-2, 1 Month LIBOR +2.50%		2.61	11/8/2024	230,000	[d]	226,838
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		3.61	12/17/2026	201,120	[d]	201,199
					2,145,826
Airlines - .5%
American Airlines, 2017 Replacement Class Term Loan B, 1 Month LIBOR +2.00%		2.11	12/14/2023	226,935	[d]	214,951
American Airlines, 2018 Replacement Term Loan, 1 Month LIBOR +1.75%		1.88	6/27/2025	125,000	[d]	113,907
American Airlines, 2020 Replacement Term Loan, 1 Month LIBOR +1.75%		1.86	1/29/2027	154,440	[d]	142,611
JetBlue Airways, Term Loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	203,623	[d]	210,050
					681,519
Automobiles & Components - .3%
Clarios Global, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.50%		3.61	4/30/2026	412,903	[d]	414,280
Truck Hero, Initial Term Loan, 1 Month LIBOR +3.75%		4.50	1/29/2028	61,189	[d]	61,352
					475,632
Building Materials - 1.5%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +4.50% @ Floor	EUR	4.50	11/1/2026	1,000,000	[d]	1,212,281

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Building Materials - 1.5% (continued)
Cornerstone Building, Initial Term Loan, 1 Month LIBOR +3.75%		3.86	4/12/2025	563,777	[d]	565,951
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.00	10/25/2023	268,858	[d]	269,792
					2,048,024
Chemicals - .8%
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +5.00%		6.00	9/7/2021	422,494	[d]	411,192
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2023	69,843	[d]	67,975
CPC Acquisition, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/29/2027	75,926	[d]	76,115
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		4.93	10/16/2025	580,746	[d]	580,020
					1,135,302
Commercial & Professional Services - 9.5%
Amentum Government Services Holdings, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	220,262	[d]	223,015
APX Group, Term Loan, 1 Month LIBOR +5.00% and 3 Month PRIME +4.00%		6.18	12/31/2025	369,647	[d]	371,419
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.50	3/1/2025	224,304	[d]	193,717
Boels Topholding, Facility Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/5/2027	1,000,000	[d]	1,213,542
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.86	2/7/2026	268,686	[d]	266,839
Eagle Bidco, Facility Term Loan B, 1 Month GBPLIBOR +4.75%	GBP	4.80	5/12/2022	1,000,000	[d]	1,397,554
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	221,504	[d]	223,443
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		5.50	4/18/2025	252,669	[d]	250,616
Galileo Global Education, Second Lien Term Loan, 6 Month EURIBOR +6.00% @ Floor	EUR	6.00	11/12/2027	1,000,000	[d]	1,194,484
Indigocyan Holdco 3, Facility Term Loan B, 6 Month GBPLIBOR +4.75%	GBP	4.81	12/31/2024	2,000,000	[d]	2,633,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Commercial & Professional Services - 9.5% (continued)
Minerva Bidco, Term Loan B, 6 Month GBPLIBOR +4.50%	GBP	4.56	8/31/2025	1,000,000	[d]	1,386,234
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.00	5/23/2025	284,896	[d]	285,964
Pi Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%		7.36	1/1/2026	1,000,000	[d]	1,000,000
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.36	5/1/2025	550,483	[d]	551,378
Sabre GLBL, 2020 Other Term Loan B, 1 Month LIBOR +4.00%		4.11	12/17/2027	117,450	[d]	118,992
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	292,393	[d]	274,057
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%		4.61	8/27/2025	780,802	[d]	786,264
Weight Watchers International, Initial Term Loan, 1 Month LIBOR +4.75%		5.50	11/29/2024	898,146	[d]	901,290
					13,271,956
Consumer Discretionary - 2.8%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.75	2/10/2027	425,623	[d]	426,089
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	270,000	[d]	263,756
AP Gaming I, Term Loan B-1, 3 Month LIBOR +13.00%		14.00	2/15/2024	47,155	[d]	49,985
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +4.50%		4.61	7/20/2025	373,065	[d]	374,714
Crown Finance US, Initial Dollar Tranche Term Loan, 6 Month LIBOR +2.50%		3.50	2/28/2025	203,957	[d]	177,384
Crown Finance US, Initial Term Loan B-1, 3 Month LIBOR +6.00%		7.00	5/23/2024	83,730		107,204
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.36	2/5/2027	567,502	[d]	568,745
Golden Nugget, First Initial Term Loan, 2 Month LIBOR +2.50%		3.25	10/4/2023	125,597	[d]	124,780
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%		13.00	10/4/2023	18,336	[d]	21,086
Scientific Games International, Initial Term Loan B-5, 1 Month LIBOR +2.75%		2.86	8/14/2024	270,000	[d]	266,119

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Consumer Discretionary - 2.8% (continued)
Silk Bidco, Facility Term Loan C, 6 Month EURIBOR +8.00% @ Floor	EUR	8.00	6/16/2023	1,000,000	[d]	1,153,975
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.11	1/25/2024	205,550	[d]	192,447
William Morris Endeavor, New Term Loan B-1, 1-3 Month LIBOR +2.75%		2.91	5/18/2025	149,065	[d]	142,091
					3,868,375
Consumer Staples - .2%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		4.25	12/22/2026	253,247	[d]	253,273
Diversified Financials - .4%
Russell Investments US, New 2025 Term Loan, 3 Month LIBOR +3.00%		4.00	5/30/2025	220,000	[d]	220,826
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.75%		4.94	2/18/2027	368,150	[d]	369,991
					590,817
Electronic Components - .1%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%		5.75	8/19/2027	198,963	[d]	200,269
Energy - 1.3%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	424,253	[d]	417,966
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.11	5/29/2025	293,918	[d]	272,188
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.37	7/18/2025	184,683	[d]	174,687
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +5.50%		6.50	9/27/2024	290,097	[d]	289,101
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.75	6/21/2026	725,812	[d]	637,626
					1,791,568
Environmental Control - .4%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	287,308	[d]	286,949
Packers Holdings, Term Loan, 1 Month LIBOR +4.00%		4.75	12/4/2024	204,918	[d]	205,430
					492,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.86	1/31/2028	558,293	[d]	567,717
Shearer's Foods, First Lien Term Loan, 3 Month LIBOR +4.00%	4.75	9/23/2027	31,840	[d]	32,043
				599,760
Food Service - .2%
TKC Holdings, First Lien Initial Term Loan, 2-3 Month LIBOR +3.75%	4.75	2/1/2023	296,879	[d]	292,797
Forest Products & Paper - .0%
Neenah, Initial Term Loan, 3 Month LIBOR +4.00%	5.00	6/30/2027	58,032	[d]	58,467
Health Care - 6.8%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	4.50	4/21/2024	412,519	[d]	401,765
Albany Molecular Research, 2020 Term Loan, 2-3 Month LIBOR +3.50%	4.50	8/30/2024	117,289	[d]	118,290
Albany Molecular Research, First Lien Initial Term Loan, 2-3 Month LIBOR +3.25%	4.25	8/30/2024	489,873	[d]	492,200
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	3.61	9/28/2024	527,355	[d]	526,598
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%	7.86	8/15/2025	110,000	[d]	110,619
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%	3.86	2/21/2026	623,842	[d]	616,374
CPI Holdco, First Lien Term Loan B-1, 1 Month LIBOR +4.00%	4.11	11/4/2026	412,244	[d]	414,307
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	5.00	1/8/2027	462,696	[d]	464,721
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%	4.75	6/6/2025	413,321	[d]	411,384
eResearchTechnology, 2021 Incremental Term Loan, 1 Month LIBOR +4.50%	5.50	2/4/2027	247,094	[d]	248,639
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.75	3/5/2026	520,042	[d]	502,491
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%	4.75	10/1/2027	492,046	[d]	491,637
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%	5.25	3/14/2025	291,247	[d]	291,378

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Health Care - 6.8% (continued)
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.75%		5.75	10/2/2025	240,000	[d]	240,676
MED ParentCo, First Lien Delayed Draw Term Loan, 1 Month LIBOR +4.25%		4.36	8/31/2026	137,219	[d,f]	135,618
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.36	8/31/2026	547,194	[d]	540,811
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%		7.25	8/31/2026	70,822	[d]	71,531
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1-3 Month LIBOR +3.25%		3.36	6/30/2025	386,944	[d]	388,056
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.86	3/31/2027	182,000	[d]	183,046
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		4.25	2/14/2025	54,375	[d]	54,520
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.36	2/15/2026	400,000	[d]	399,700
Pluto Acquisition I, First Lien 2020 Incremental Term Loan, 1 Month LIBOR +5.00%		5.50	6/20/2026	209,802	[d]	212,163
Seqens Group Bidco, Facility Term Loan B, 6 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/22/2023	1,000,000	[d]	1,205,368
Surgery Center Holdings, 2020 Incremental Term Loan, 1 Month LIBOR +8.00%		9.00	8/31/2024	99,250	[d]	102,135
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	424,254	[d]	423,268
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%		4.00	6/23/2024	404,186	[d]	402,197
					9,449,492
Industrial - 1.6%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	283,209	[d]	282,427
Pro Mach Group, First Lien Third Amendment Delayed Draw Term Loan, 3 Month LIBOR +3.50% @ Floor		3.50	3/7/2025	39,803	[d,f]	41,594

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Industrial - 1.6% (continued)
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 6 Month LIBOR +3.50%		4.50	3/7/2025	120,288	[d]	119,537
Qualtek USA, Tranche Term Loan B, 2-3 Month LIBOR +6.25%		7.25	7/18/2025	308,076	[d]	296,781
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		3.27	3/28/2025	592,384	[d]	583,901
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	340,622	[d]	279,310
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%		5.00	5/21/2026	160,667	[d]	161,370
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		5.25	7/11/2025	474,037	[d]	434,218
					2,199,138
Information Technology - 7.3%
AI Avocado, Facility Term Loan B-4, 1-3 Month EURIBOR +4.25% @ Floor	EUR	4.25	9/18/2024	1,880,465	[d]	2,285,664
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%		4.75	7/12/2024	179,278	[d]	180,062
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%		4.45	2/11/2026	200,172	[d]	201,767
Boxer Parent, Initial Dollar Term Loan, 3 Month LIBOR +3.75%		3.90	10/2/2025	499,394	[d]	500,498
Camelia Bidco, Facility Term Loan B-1, 3 Month GBPLIBOR +4.75%	GBP	4.78	10/5/2024	2,000,000	[d]	2,772,120
CT Technologies, Initial Term Loan, 1 Month LIBOR +5.00%		6.00	12/16/2025	245,835	[d]	247,371
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.11	10/16/2026	279,433	[d]	280,156
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.11	2/16/2029	300,000	[d]	303,500
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	651,137	[d]	645,876
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.75	12/1/2027	244,181	[d]	245,524
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%		5.75	12/1/2027	287,984	[d]	290,752
Ivanti Software, Term Loan B, 1 Month LIBOR +4.00%		4.75	12/1/2027	284,033	[d]	285,737
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.36	12/1/2024	342,596	[d]	339,765

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Information Technology - 7.3% (continued)
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	4.46	5/18/2025	513,477	[d]	515,538
Software Luxembourg Acquisition , Second Out Term Loan, 3 Month LIBOR +7.50%	8.50	4/27/2025	298,016	[d]	297,923
Software Luxembourg Acquisition , Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	90,440	[d]	92,814
Sophia, Closing Date Term Loan, 3 Month LIBOR +3.75%	4.50	10/7/2027	43,463	[d]	43,670
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	3.87	7/3/2026	279,973	[d]	280,323
UKG, 2021 Incremental Term Loan, 3 Month LIBOR +3.25%	4.00	5/3/2026	90,344	[d]	91,053
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.86	5/3/2026	204,513	[d]	205,695
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%	7.50	5/3/2027	13,393	[d]	13,891
Waystar Technologies, Term Loan B, 1 Month LIBOR +4.00%	4.75	10/23/2026	74,719	[d]	75,093
				10,194,792
Insurance - 2.5%
AssuredPartners, 2020 February Refinancing Term Loan, 1 Month LIBOR +3.50%	3.62	2/13/2027	583,972	[d]	583,379
AssuredPartners, 2020 June Incremental Term Loan, 1 Month LIBOR +4.50%	5.50	2/13/2027	76,931	[d]	77,623
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.36	2/3/2028	1,638,450	[d]	1,688,373
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.61	2/28/2025	323,157	[d]	320,261
Sedgwick CMS, 2019 New Term Loan, 3 Month LIBOR +3.75%	4.12	9/3/2026	223,807	[d]	224,277
Sedgwick CMS, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	18,611	[d]	18,770
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.36	12/31/2025	588,070	[d]	584,841
				3,497,524
Internet Software & Services - 1.4%
Endure Digital, Term Loan, 1 Month LIBOR +4.25% @ Floor	4.25	1/27/2028	810,000	[d]	805,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Internet Software & Services - 1.4% (continued)
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%	5.00	11/21/2024	144,242	[d]	144,895
PUG, USD Term Loan B, 1 Month LIBOR +3.50%	3.61	2/13/2027	213,461	[d]	207,858
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	220,000	[d]	221,375
WeddingWire, First Lien Initial Term Loan, 2-3 Month LIBOR +4.50%	4.69	12/21/2025	594,529	[d]	590,442
				1,970,520
Materials - 3.1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.69	7/31/2025	736,713	[d]	736,256
Charter NEX US, First Lien Term Loan, 1 Month LIBOR +4.25%	5.00	12/1/2027	68,914	[d]	69,589
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%	5.00	10/19/2023	244,898	[d]	244,745
Graham Packaging, Retired Initial Term Loan, 1 Month LIBOR +3.00%	3.75	8/4/2027	123,790	[d]	124,212
LABL, USD Facility Term Loan B, 1 Month LIBOR +4.00%	4.11	7/2/2026	348,803	[d]	350,875
Mauser Packaging Solutions Holding, Initial Term Loan, 3 Month LIBOR +3.25%	3.42	4/3/2024	152,211	[d]	150,097
Murray Energy, Superpriority Term Loan B-2, 1 Month LIBOR +9.35% @ Floor	9.35	10/17/2022	488,400	[d,g,h]	6,105
Plaze, 2020-1 Additional Term Loan, 1 Month LIBOR +4.25%	5.25	8/3/2026	262,168	[d]	262,277
Plaze, Initial Term Loan, 1 Month LIBOR +3.50%	3.61	8/3/2026	218,089	[d]	217,272
Proampac PG Borrower, 2020-1 Term Loan, 3 Month LIBOR +4.00%	5.00	11/18/2025	430,067	[d]	431,815
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%	4.50	5/1/2024	597,257	[d]	592,281
Tosca Services, 2021 Refinancing Term Loan, 3 Month LIBOR +3.50%	4.25	8/18/2027	212,437	[d]	213,765

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Materials - 3.1% (continued)
TricorBraun, First Lien Closing Date Term Loan, 3 Month PRIME +2.75%		6.00	11/30/2023	959,800	[d]	960,698
					4,359,987
Media - 1.0%
Banijay Group US Holding, Facility USD Term Loan B, 3 Month LIBOR +3.75%		3.87	3/1/2025	317,992	[d]	317,744
Diamond Sports Group, Term Loan, 1 Month LIBOR +3.25%		3.37	8/24/2026	154,854	[d]	117,689
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%		4.75	5/1/2026	173,407	[d]	174,437
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	291,167	[d]	297,172
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		3.36	10/20/2025	183,595	[d]	179,366
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	340,822	[d]	341,674
					1,428,082
Retailing - 1.7%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%		5.75	9/25/2024	622,802	[d]	625,234
Bass Pro Group, Term Loan B-1, 3 Month LIBOR +4.25%		5.00	2/26/2028	469,162	[d]	466,816
LBM Acquisition, Delayed Draw Term Loan, 1 Month LIBOR +3.75%		4.50	12/17/2027	45,374	[d,f]	45,530
LBM Acquisition, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/17/2027	204,181	[d]	204,884
New Look, Term Loan, GBPLIBOR +0.00%	GBP	6.33	9/24/2029	24,012	[d]	5,185
Park River Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		4.00	12/28/2027	320,392	[d]	321,451
PetSmart, Term Loan, 1 Month LIBOR +4.50% @ Floor		4.50	1/29/2028	194,400	[d]	196,010
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		5.21	4/12/2026	241,201	[d]	237,163
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%		8.00	11/28/2022	208,663	[d]	159,627

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Retailing - 1.7% (continued)
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/21/2027	160,769	[d]	161,506
				2,423,406
Semiconductors & Semiconductor Equipment - .6%
Natel Engineering, Initial Term Loan, 6 Month LIBOR +5.00%	6.00	4/30/2026	512,397	[d]	489,022
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%	4.61	8/27/2025	297,584	[d]	298,328
				787,350
Technology Hardware & Equipment - 1.4%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	3.87	2/27/2025	222,712	[d]	222,746
Austin Bidco, Closing Date Term Loan, 1 Month LIBOR +4.25%	5.00	2/11/2028	164,091	[d]	165,420
Everi Payments, Term Loan, 1 Month LIBOR +10.50%	11.50	5/9/2024	365,028	[d]	385,105
Perforce Software, Term Loan, 1 Month LIBOR +3.75%	3.86	7/1/2026	345,634	[d]	345,941
Redstone Buyer, Initial Term Loan, 3 Month LIBOR +5.00%	6.00	9/1/2027	235,027	[d]	238,308
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.73	3/5/2027	232,291	[d]	231,728
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.18	8/20/2025	386,322	[d]	377,962
				1,967,210
Telecommunication Services - 1.2%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.75	12/17/2027	259,897	[d]	262,172
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	376,003	[d]	378,118
Cyxtera DC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	5/1/2024	257,873	[d]	254,931
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	44,288	[d]	44,537
West, Initial Term Loan B, 1-3 Month LIBOR +4.00%	5.00	10/10/2024	756,324	[d]	747,342
				1,687,100
Utilities - 1.3%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	153,240	[d]	153,731

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Utilities - 1.3% (continued)
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	505,807	[d]	481,022
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	382,381	[d]	383,576
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	742,577	[d]	740,620
				1,758,949
Total Floating Rate Loan Interests (cost $68,564,720)			69,629,514
			Shares	[b]
Common Stocks - .3%
Information Technology - .3%
SkillSoft, Cl. A (cost $380,971)			2,791	[h,i]	502,380
			Principal Amount ($)	[b]
Short-Term Investments - .2%
U.S. Government Securities
U.S. Cash Management Bills (cost $259,948)	0.08	5/25/2021	260,000	[j]	259,975
			Number of Warrants
Warrants - .0%
Consumer Discretionary - .0%
Cineworld Warrants (cost $0)		2/28/2025	27,498		24,001

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	[b] Value ($)
Investment Companies - 2.9%
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,030,636)	0.07	4,030,636	[k] 4,030,636
Total Investments (cost $190,689,679)		141.1%	197,393,874
Liabilities, Less Cash and Receivables		(41.1%)	(57,506,981)
Net Assets		100.0%	139,886,893

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities were valued at $106,400,239 or 76.06% of net assets.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g Non-income producing—security in default.

h The fund held Level 3 securities at February 28, 2021. These securities were valued at $508,485 or .36% of net assets.

i Non-income producing security.

j Security is a discount security. Income is recognized through the accretion of discount.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Collateralized Loan Obligations	33.9
Consumer, Non-cyclical	23.7
Consumer, Cyclical	16.2
Industrial	13.9
Communications	13.9
Technology	11.6
Energy	9.4
Financial	8.3
Basic Materials	5.0
Investment Companies	2.9
Utilities	2.1
Government	.2
141.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/20 ($)	Purchases ($)†	Sales ($)	Value 2/28/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	2,555,609	43,219,902	(41,744,875)	4,030,636	2.9	1,026

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS February 28, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	9,160,425	Euro	7,545,119	3/31/2021	48,477
Citigroup
British Pound	6,540,000	United States Dollar	9,229,748	3/31/2021	(116,087)
United States Dollar	11,380,000	British Pound	8,062,856	3/31/2021	144,199
Goldman Sachs
Euro	168,512	United States Dollar	205,461	3/1/2021	(2,129)
United States Dollar	39,091,270	Euro	32,130,000	3/25/2021	293,944
United States Dollar	207,399	Euro	170,000	3/31/2021	2,097
United States Dollar	8,436,394	British Pound	5,980,000	3/25/2021	103,281
Gross Unrealized Appreciation					591,998
Gross Unrealized Depreciation					(118,216)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	186,659,043	193,363,238
Affiliated issuers	4,030,636	4,030,636
Cash		44,727
Cash denominated in foreign currency	3,460,586	3,432,118
Dividends and interest receivable		1,828,930
Receivable for investment securities sold		650,640
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		591,998
Cash collateral held by broker—Note 4		360,000
Prepaid expenses on loan fees—Note 2		258,904
Prepaid expenses		62,463
		204,623,654
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		170,657
Loan payable—Note 2		58,000,000
Payable for investment securities purchased		6,281,857
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		118,216
Interest and loan fees payable—Note 2		6,659
Directors’ fees and expenses payable		2,684
Other accrued expenses		156,688
		64,736,761
Net Assets ($)		139,886,893
Composition of Net Assets ($):
Paid-in capital		146,740,944
Total distributable earnings (loss)		(6,854,051)
Net Assets ($)		139,886,893

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	14,963,133
Net Asset Value Per Share ($)	9.35

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	6,162,964
Dividends:
Unaffiliated issuers	309,890
Affiliated issuers	1,026
Total Income	6,473,880
Expenses:
Management fee—Note 3(a)	786,170
Interest expense and loan fees—Note 2	447,984
Professional fees	114,733
Custodian fees—Note 3(b)	73,643
Directors’ fees and expenses—Note 3(c)	14,376
Registration fees	11,877
Shareholder servicing costs	6,147
Chief Compliance Officer fees—Note 3(b)	4,380
Shareholders’ reports	2,393
Miscellaneous	83,926
Total Expenses	1,545,629
Investment Income—Net	4,928,251
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	621,785
Net realized gain (loss) on forward foreign currency exchange contracts	(1,587,496)
Net Realized Gain (Loss)	(965,711)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	10,650,170
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,019,256
Net Change in Unrealized Appreciation (Depreciation)	11,669,426
Net Realized and Unrealized Gain (Loss) on Investments	10,703,715
Net Increase in Net Assets Resulting from Operations	15,631,966

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended February 28, 2021 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(67,074,748)
Proceeds from sales of portfolio securities	63,189,708
Net purchase (sales) of short-term securities	(1,687,192)
Dividends and interest received	6,769,482
Interest and loan fees paid	(719,302)
Paid to BNY Mellon Investment Adviser, Inc.	(767,868)
Operating expenses paid	(338,427)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	(1,587,496)
Net Cash Provided (or Used) in Operating Activities		(2,215,843)
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(5,237,097)
Increase in loan outstanding	8,000,000
Net Cash Provided (or Used) in Financing Activities		2,762,903
Effect of foreign exchange rate changes on cash		(80,885)
Net Increase (Decrease) in cash		466,175
Cash and cash denominated in foreign currency at beginning of period†		3,370,670
Cash and cash denominated in foreign currency at end of period†		3,836,845
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		15,631,966
Adjustments to reconcile net increase in net assets
resulting from operations to net cash
provided (or Used) in operating activities ($):
Increase in investments in securities at cost		(8,619,720)
Decrease in dividends and interest receivable		295,602
Decrease in receivable for investment securities sold		2,870,929
Increase in prepaid expenses		(34,682)
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates		18,302
Decrease in payable for investment securities purchased		(445,226)
Decrease in interest and loan fees payable		(12,414)
Increase in prepaid expenses on loan fees		(258,904)
Increase in Directors' fees and expenses payable		51
Increase in other accrued expenses		7,679
Net change in unrealized (appreciation) depreciation on investments		(11,669,426)
Net Cash Provided (or Used) in Operating Activities		(2,215,843)

†	Includes deposits held as collateral by broker.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment income—net	4,928,251	9,367,232
Net realized gain (loss) on investments	(965,711)	(12,741,975)
Net change in unrealized appreciation (depreciation) on investments	11,669,426	3,972,080
Net Increase (Decrease) in Net Assets Resulting from Operations	15,631,966	597,337
Distributions ($):
Distributions to shareholders	(4,488,940)	(9,456,440)
Capital Stock Transactions ($):
Distributions reinvested	-	16,206
Increase (Decrease) in Net Assets from Capital Stock Transactions	-	16,206
Total Increase (Decrease) in Net Assets	11,143,026	(8,842,897)
Net Assets ($):
Beginning of Period	128,743,867	137,586,764
End of Period	139,886,893	128,743,867
Capital Share Transactions (Shares):
Shares issued for distributions reinvested	-	1,759
Net Increase (Decrease) in Shares Outstanding	-	1,759

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

	Six Months Ended
	February 28, 2021	Year Ended August 31,
	(Unaudited)	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	8.60	9.20	9.65	9.84[b]
Investment Operations:
Investment income—net[c]	.33	.63	.69	.56
Net realized and unrealized gain (loss) on investments	.72	(.60)	(.49)	(.24)
Total from Investment Operations	1.05	.03	.20	.32
Distributions:
Dividends from investment income—net	(.30)	(.63)	(.58)	(.49)
Dividends from net realized gain on investments	-	-	(.07)	-
Total Distributions	(.30)	(.63)	(.65)	(.49)
Offering costs charged to paid-in capital	-	-	-	(.02)
Net asset value, end of period	9.35	8.60	9.20	9.65
Market value, end of period	8.12	8.12	9.29	9.17
Market Price Total Return (%)	14.88[d]	(5.61)	9.08	(3.57)[d]
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	2.33[e]	2.69[f]	3.00	2.73[e]
Ratio of net expenses to average net assets	2.33[e]	2.69[f]	2.99	2.73[e]
Ratio of interest expense and loan fees to average net assets	.68[e]	1.05[f]	1.52	1.15[e]
Ratio of net investment income to average net assets	7.43[e]	7.37[f]	7.43	6.92[e]
Portfolio Turnover Rate	33.31[d]	85.90	54.94	67.71[d]
Net Assets, end of period ($ x 1,000)	139,887	128,744	137,587	144,411
Average borrowings outstanding ($ x 1,000)	52,729	55,279	60,000	56,177
Weighted average number of fund shares outstanding ($ x 1,000)	14,963	14,963	14,961	14,866
Average amount of debt per share ($)	3.52	3.69	4.01	3.78

a From October 27, 2017 (commencement of operations) to August 31, 2018.

b Reflects a deduction of $.16 per share sales load from the initial offering price of $10.00 per share.

c Based on average shares outstanding.

d Not annualized.

e Annualized.

f The ratios have been corrected due to immaterial corrections within the August 31, 2020 Annual shareholder report which reflected a total expense ratio of 1.87%, a net expense ratio of 1.87%, an interest expense and loan fees ratio of .73% and a net investment income of 5.14%. The prior ratios were based on managed assets not average net assets.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the “fund”) under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company that has a limited term of approximately seven years. The fund’s investment objective is to seek high current income and to return at least $9.835 per share of Common Stock (the public offering price per Common Stock after deducting a sales load of $0.165 per Common Stock but before deducting offering costs of $0.02 per Common Stock (“Original NAV”)) to holders of record of Common Shares on or about December 1, 2024 (subject to certain extensions). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and affiliate of the Adviser, serves as the fund’s sub-investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DCF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Loan Obligations	-	47,400,283	-	47,400,283
Corporate Bonds	-	75,547,085	-	75,547,085
Equity Securities - Common Stocks	-	-	502,380	502,380
Floating Rate Loan Interests	-	69,623,409	6,105	69,629,514
Investment Companies	4,030,636	-	-	4,030,636
U.S. Treasury Securities	-	259,975	-	259,975
Warrants	-	24,001	-	24,001
Other Financial Instruments:
Forward Foreign Currency Exchange contracts††	-	591,998	-	591,998
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange contracts††	-	(118,216)	-	(118,216)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Floating Rate Loan Interests & Equity Securities-Common Stocks ($)
Balance as of 8/31/2020	3,046,617
Realized gain (loss)	(34,279)
Change in unrealized appreciation (depreciation)	480,139
Purchases/Issuances	-
Sales/Dispositions	(6,108)
Transfers into Level 3†	6,105
Transfers out of Level 3†	(2,983,989)
Balance as of 2/28/2021††	508,485
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 2/28/2021	(334,740)

† Transfers into Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of observable inputs. The transfer out of Level 3 for the current period was due to the resumption of trading of a security.

†† Securities deemed as Level 3 due to the lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund invests in collateralized loan obligations (“CLOs”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

(f) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On February 25, 2021, the Board declared a cash dividend of $0.050 per share from undistributed investment income-net, payable on March 25, 2021 to Shareholders of record as of the close of business on March 11, 2021. The ex-dividend date was March 10, 2021.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $15,921,775 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2020. The fund has $5,059,060 of short-term capital losses and $10,862,715 of long-term capital losses which can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: ordinary income $9,456,440. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Borrowings:

During the reporting period, the fund had a $58,000,000 Revolving Credit and Security Agreement with HSBC (the “HSBC Agreement”), which terminated on November 19, 2020. Under the terms of the HSBC Agreement, the fund could borrow “Advances” (including Eurodollar Rate Advances), on a collateralized basis with certain fund assets used as collateral. The interest paid by the fund on such Advances was determined with reference to the principal amount of each Advance (and/or Eurodollar Rate Advance) outstanding from time to time. The fund also paid additional fees pursuant to the HSBC Agreement.

On November 19, 2020, the fund entered into a $68,000,000 revolving credit facility Credit Agreement with Societe Generale (the “SG Agreement”), which terminates on November 18, 2022. Under the terms of the SG Agreement, the fund may borrow “Loans” on collateralized basis. The interest to be paid by the fund on such Loans is determined with reference to the principal amount of each Loan outstanding from time to time. The fund also pays additional fees pursuant to the SG Agreement.

During the period ended February 28, 2021, total fees pursuant to the HSBC Agreement and SG Agreement amounted to $447,984 inclusive of

$403,267 of interest expense and $44,717 of loan fees. These fees are included in Interest expense and loan fees in the Statement of Operations.

The average amount of borrowings outstanding under the HSBC Agreement and SG Agreement during the period ended February 28, 2021 was $52,729,282, with a related weighted average annualized interest rate of 1.54%. The fund’s borrowings under the SG Agreement are secured by its portfolio holdings.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s “Managed Assets” and is payable monthly. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of .425% of the value of the fund’s average daily Managed Assets and is payable monthly.

(b) The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended February 28, 2021, the fund was charged $73,643 pursuant to the custody agreement.

During the period ended February 28, 2021, the fund was charged $4,380 for services performed by the Chief Compliance Officer and his staff.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $127,825, custodian fees of $41,260 and Chief Compliance Officer fees of $1,572.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2021, amounted to $66,990,541 and $60,880,272, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2021, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended February 28, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at February 28, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	591,998	(118,216)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	591,998	(118,216)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	591,998	(118,216)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2021:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Capital	48,477		-	(48,477)		-
Citigroup	144,199		(116,087)	(28,112)		-
Goldman Sachs	399,322		(2,129)	-		397,193
Total	591,998		(118,216)	(76,589)		397,193

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Citigroup	(116,087)		116,087	-		-
Goldman Sachs	(2,129)		2,129	-		-
Total	(118,216)		118,216	-		-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
[2] In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2021:

Average Market Value ($)
Forward contracts	69,889,038

At February 28, 2021, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $7,177,977, consisting of $10,580,855 gross unrealized appreciation and $3,402,878 gross unrealized depreciation.

At February 28, 2021, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. Representatives of the Adviser noted that the fund is a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the fund’s performance with the performance of a group of leveraged closed-end loan participation funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all leveraged closed-end loan participation funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of leveraged closed-end loan participation funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Subadviser the results of the comparisons and considered that the fund’s total return performance was, on a net asset value basis, above the Performance Group and Performance Universe medians for all periods, ranking first in the Performance Group and Performance Universe for all periods, except for the one-year period when the fund ranked third (out of 44 funds) in the Performance Universe. The Board also considered that the fund’s total performance, on a market price basis, was at or above the Performance Group and Performance Universe medians for all periods. The Board also considered that, on a net asset value basis and market price basis, the fund’s yield performance was at or above the Performance Group and the Performance Universe medians for the three one-year periods ended December 31, except the one-year periods ended December 31, 2019 and December 31, 2020, when yield performance was below the Performance Universe median on a market price basis.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Subadviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that, based on common assets alone, the fund’s contractual management fee was higher than the Expense Group median contractual management fee, and the fund’s actual management fee was lower than the Expense Group and Expense Universe median actual management fee. The Board considered that, based on common assets and leveraged assets together, the fund’s contractual management fee was higher than the Expense Group median contractual management fee, and the fund’s actual management fee was higher than the Expense Group and Expense Universe median actual management fee. The Board also considered that the fund’s total expenses, based on both common assets alone and on common assets and leveraged assets together, were lower than the Expense Group and Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by a fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the Adviser or Subadviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that, because the fund is a closed-end fund without daily inflows and outflows of capital, there were not significant economies of scale at this time to be realized by the Adviser in managing the fund’s assets. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

OFFICERS AND DIRECTORS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Robert Salviolo
Kenneth A. Himmel
Stephen J. Lockwood	Chief Compliance Officer
Roslyn M. Watson	Joseph W. Connolly
Benaree Pratt Wiley
Portfolio Managers
Officers	Chris Barris
President	Kevin Cronk
David DiPetrillo	Hiram Hamilton
Chief Legal Officer
Bennett A. MacDougall	Adviser
Vice President and Secretary	BNY Mellon Investment Adviser, Inc.
James Bitetto	Sub-Investment Adviser
Vice Presidents and Assistant Secretaries	Alcentra NY, LLC
Deirdre Cunnane	Custodian
Sarah S. Kelleher	The Bank of New York Mellon
Jeff Prusnofsky	Counsel
Amanda Quinn	Proskauer Rose LLP
Peter M. Sullivan	Transfer Agent,
Natalya Zelensky	Dividend Disbursing Agent
Computershare Inc.
Treasurer	Stock Exchange Listing
James Windels	NYSE Symbol: DCF
Assistant Treasurers	Initial SEC Effective Date
Gavin C. Reilly	10/27/17
Robert S. Robol

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

This page intentionally left blank.

For More Information

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Alcentra NY, LLC

200 Park Avenue

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DCF

For more information about the fund, visit https://im.bnymellon.com/us/en/products/closed-end-funds.jsp. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0822SA0221

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

By: /s/ David DiPetrillo
        David DiPetrillo
        President (Principal Executive Officer)

Date: April 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo
       David DiPetrillo
        President (Principal Executive Officer)

Date: April 26, 2021

By: /s/ James Windels
       James Windels
       Treasurer (Principal Financial Officer)

Date: April 26, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)